Short Term Investments (Tables)	12 Months Ended
Jun. 30, 2026
Disclosure Of Short Term Investments [Abstract]
Summary of Short Term Investments

Short-term investments	June 30, 2026 A$	June 30, 2025 A$
Term Deposits	5,200,486	62,284,779

	5,200,486	62,284,779